Changes in Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Average effective tax rate	8.40%	8.50%
Profit (loss) before tax	$ 81	$ (52)